DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major classes of line items constituting pretax profit of discontinued operations
Net revenues	$ 202,102	$ 63,364	$ 41,111
Cost of revenues	(184,398)	(51,767)	(36,720)
Other income that are not major	(1,369)	12,888	(7,058)
Income tax expenses	0	(102)	(944)
Income from the operations of the discontinued operations, net of tax		391	1,520
Gain on deconsolidation of the subsidiaries, net of tax		8,310
Renren Games [Member]
Major classes of line items constituting pretax profit of discontinued operations
Net revenues		1,699	17,071
Cost of revenues		(871)	(9,426)
Selling, research and development, and general and administrative expenses		(485)	(6,362)
Other income that are not major		150	1,181
Income from the operations of the discontinued operations, before income tax		493	2,464
Income tax expenses		(102)	(944)
Income from the operations of the discontinued operations, net of tax		391	1,520
Gain on deconsolidation of the subsidiaries, net of tax		8,310
Gain from the discontinued operations, net of tax		$ 8,701	$ 1,520